Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination
The acquisition-date fair value of Higi has been allocated on a preliminary basis as follows:

Recognized values on acquisition
$‘000
Carrying value of existing equity interest	11,274
Gain on remeasurement of existing equity interest	10,495
Fair value of non-controlling interest	64,274
Acquisition date fair value of Higi	86,043
Accounts receivable	2,314
Property, plant and equipment	17,618
License arrangements	2,650
Trade names	3,100
Developed technology	5,900
Deferred tax liability	(730)
Other assets and liabilities, net	(5,983)
Net assets acquired	24,869
Goodwill	61,174
The estimated fair value of assets acquired as of the acquisition date were as follows:

Recognized values on acquisition
$‘000
Cash paid, net of cash acquired	13,798
Issuance of warrants	2,349
Aggregate purchase price	16,147
Accounts receivable	751
Customer relationships	11,600
Physician’s network	3,500
Trademark	1,900
License	590
Claims payable	(13,436)
Deferred tax liability	(2,610)
Other assets and liabilities, net	(817)
Net assets acquired	1,478
Goodwill	14,669
The fair value of assets acquired as of the acquisition date were as follows:

Recognized values on acquisition
$‘000
Acquiree’s net assets at the acquisition date:
Intangible assets	7,900
Right-of-use asset	153
Lease liability	(153)
Net identifiable assets and liabilities	7,900
Goodwill	17,771
Consideration paid	25,671